Derivatives and Hedging Activities (Details) € in Millions, ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 ILS (₪)
Derivatives and Hedging Activities (Details) [Line Items]
Gain (loss) on derivative instrument	$ 2.9	$ 6.2
Conversion to Euro [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivatives and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset	$ 45.4
Conversion to Euro [Member] | Cash Flow Hedging [Member] | Foreign Exchange Contract [Member]
Derivatives and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset | €				€ 54.7
Conversion to Euro [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivatives and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset | ₪			₪ 32.1		₪ 10.4